Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	GENTOR RESOURCES INC.
Entity Central Index Key	0001346917
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	38,906,742
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Entity Voluntary Filers	No
Document Fiscal Year Focus	2021
Entity Shell Company	false
Entity Well-known Seasoned Issuer	No
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	333-130386
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1 First Canadian Place
Entity Address, Address Line Two	100 King Street West
Entity Address, City or Town	Toronto
Entity Address, Address Line Three	Suite 7070
Entity Address, Postal Zip Code	M5X 1E3
Entity Address, Country	CA
Document Accounting Standard	U.S. GAAP
Entity Filer Category	Non-accelerated Filer
Auditor Name	Kreston GTA LLP
Auditor Location	Markham, Canada
Auditor Firm ID	6644
Business Contact [Member]
Document Information [Line Items]
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1 First Canadian Place
Entity Address, Address Line Two	100 King Street West
Entity Address, City or Town	Toronto
Entity Address, Address Line Three	Suite 7070
Entity Address, Postal Zip Code	M5X 1E3
Entity Address, Country	CA
Contact Personnel Name	Arnold T. Kondrat
City Area Code	416
Local Phone Number	361-2510